Basis of preparation	12 Months Ended
Aug. 31, 2023
Notes and other explanatory information [abstract]
Basis of preparation

2.	Basis of preparation

a)	Statement of compliance

The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved by the Board of Directors of the Company on November 29, 2023.

b)	Basis of presentation and measurement

All amounts in these consolidated financial statements are presented in United States dollars and rounded to the nearest thousand unless otherwise stated. Reference herein of $ or USD is to United States dollars and C$ or CAD is to Canadian dollars. These consolidated financial statements have been prepared on a going concern basis under the historical cost convention, except for certain financial assets and liabilities which are measured at fair value as disclosed in Note 21.

c)	Comparative figures

Certain comparative amounts have been restated to conform to current period’s presentation.

The reclassification in presentation resulted in the following impact on the Consolidated Statement of Income (Loss) Comprehensive Income (Loss) for the year ended August 31, 2022:

Year ended August 31, 2022:

	Reported at August 31, 2022	Reclassification	Restated at August 31, 2022
Financial instrument related cost and other	(2,328)	2,328	-
Loss on derivative financial instruments	-	(2,035)	(2,035)
Reclamation expense	(134)	134	-
Loss on disposal of assets	(36)	36	-
Interest and other expenses	(14)	(463)	(477)
Net loss and comprehensive loss	$(2,322)	$-	$(2,322)

The reclassification in presentation resulted in the following impact on the Consolidated Statement of Financial Position as at August 31, 2022:

	Reported at August 31, 2022	Reclassification	Restated at August 31, 2022
Amounts receivable	$40	$2,500	$2,540
Other receivables	2,500	(2,500)	-